Transactions And Balances With Related Parties (Details) - MORINGA ACQUISITION CORP [Member] - USD ($)												6 Months Ended	12 Months Ended
	Jun. 27, 2024	Mar. 27, 2024	Aug. 19, 2023	Aug. 18, 2023	Jun. 14, 2023	Feb. 19, 2023	Feb. 09, 2023	Feb. 08, 2023	Dec. 31, 2022	Aug. 09, 2021	Dec. 16, 2020	Jun. 30, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties [Line Items]
Aggregate amount	$ 250	$ 180
Aggregate principal amount												$ 1,500,000	$ 1,500,000
Exercise price (in Dollars per share)												$ 0.01	$ 0.01
Sponsor pay												$ 5,500,000
Installments amount												$ 77
Private Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Conversion price (in Dollars per share)												$ 1
Exercise price (in Dollars per share)												$ 11.5
Second Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Promissory Note										$ 1,000,000
Third and Fourth Promissory Notes [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount									$ 190
Promissory Note									$ 190
Fifth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Promissory Note								$ 310
Sixth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount							$ 480
Sponsor pay						$ 80
Promissory Note						$ 80	$ 480
Seventh Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount					$ 1,000,000
Promissory Note					1,000,000
Withdrawn amount					$ 210								$ 586
Eighth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount				$ 154
Sponsor pay			$ 13
Promissory Note				$ 154
Sponsor [Member] | Second Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount										$ 1,000,000
Sponsor [Member] | Fifth Promissory Note [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate amount								$ 310
Administrative Services Agreement [Member] | Sponsor [Member]
Transactions and Balances with Related Parties [Line Items]
Office space, utilities and other administrative expenses											$ 10
Administrative Services Agreement [Member]
Transactions and Balances with Related Parties [Line Items]
Monthly office space expenses											$ 10
Private Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Exercise price (in Dollars per share)													$ 11.5
Class A Ordinary Shares [Member]
Transactions and Balances with Related Parties [Line Items]
Conversion price (in Dollars per share)													1
Exercise price (in Dollars per share)													$ 11.5